Organization and Nature of Operations - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	Jul. 31, 2021 HKD ($)	Aug. 27, 2020 CNY (¥)	Aug. 27, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Sep. 30, 2019 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jul. 22, 2022	Sep. 10, 2021	Sep. 06, 2021	Aug. 12, 2021	Jun. 23, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares issued during the period shares | shares						7,612,147
Class of warrants or rights warrants issued during the period | shares						17,897,478
Net loss							¥ (9,138,972)	¥ (4,863,096)	¥ (2,731,985)
Accumulated deficit							25,330,916	16,191,566
Cash from operations							(8,232,376)	(1,094,591)	(139,766)
Cash, cash equivalents, and short-term investments							14,607,774	11,024,906
Proceeds from initial public offering, net of issuance costs							0	0	11,410,386
Proceeds from FO, net of issurance cost							0	0	¥ 15,988,903
Cash and cash equivalents							14,607,774	¥ 11,024,906
Xintu Technology [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage														100.00%
Kuntu Technology [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage													100.00%
Xiaopeng Technology [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage												50.00%
Xiaopeng Chuxing [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage											50.00%
Global Offering on HKEX [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds From Global Public Offering After Deducting Underwriting Discounts And Commissions | $	$ 15,823,315
Guangzhou Xuetao [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage										100.00%
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering, net of issuance costs		¥ 11,409,248	$ 1,655,678		¥ 11,409,248
Public Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from FO, net of issurance cost				¥ 15,980,227
Unsecured Debt [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash, cash equivalents, and short-term investments							21,901
Proceeds from short term unsecured borrowings							0
Cash and cash equivalents							¥ 31,303,428
Chengxing [Member] | Guangzhou Xiaopeng Motors Technology Co Ltd (Xiaopeng Technology) [Member] | Variable Interest Entity VIE Activities [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage							100.00%
Series A Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						2,021,635
Series A One Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						1,859,082
Series A Two Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						23,343
Series B Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						3,198,839
Series B One Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						4,361,678
Series B Two Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						1,045,497
Series C Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						3,183,626
Ordinary Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest issued percentage							43.44%
Redeemble Convertible Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest issued percentage							38.09%
Equity Related Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest issued percentage							18.47%